Shareholder Report, Average Annual Return (Details) 193835_Innovator Emerging Markets Power Buffer ETF - April_TF_TSR Annual {TF}	12 Months Ended	55 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - April NAV
Average Annual Return, Percent	10.35%	3.60%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	27.91%	3.95%
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Average Annual Return, Percent	25.19%	1.38%